Note 10 - Capital Stock (Details) (USD $)	1 Months Ended				12 Months Ended
	Nov. 30, 2013	Jul. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Note 10 - Capital Stock (Details) [Line Items]
Common Stock, Shares, Issued	21,430,611				23,456,611	21,430,611
Common Stock, Shares, Outstanding	21,430,611				23,456,611	21,430,611
Preferred Stock, Shares Issued	0				0	0
Preferred Stock, Shares Authorized	0				0	0
Proceeds from Issuance or Sale of Equity (in Dollars)		$ 3,075,000	$ 3,121,800	$ 5,000,000		$ 6,196,800	$ 5,000,000
Stock Issued During Period, Shares, New Issues		1,500,000	1,815,000	1,818,182
Sale of Stock, Price Per Share (in Dollars per share)		$ 2.05	$ 1.72	$ 2.75
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs (in Dollars)				779,271	811,887	857,278	779,271
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		375,000			2,291,075
Warrants Exercisable Term		5 years	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 2.55	$ 2.10
Proceeds From Issuance Or Sale Of Equity Net Of Issuance Costs (in Dollars)		2,500,000	2,700,000
Derivative Liability, Fair Value, Gross Liability (in Dollars)		328,350	407,558
Payments of Stock Issuance Costs (in Dollars)		467,989	389,289		719,837	836,099	779,271
Payments of Warrant Issuance Costs (in Dollars)		57,525	57,531
Common Stock, Capital Shares Reserved for Future Issuance	5,305,484					5,305,484
Registration Payment Arrangement, Maximum Potential Consideration (in Dollars)	16,800,000					16,800,000
Stock Issued During Period, Value, Other (in Dollars)					6,571,673		1,005,692
Commission Expense Or Discount From Sale Of Stock Proceeds	2.75%
Deferred Offering Costs (in Dollars)	419,777				271,381	419,777
Odidi Holdco [Member]
Note 10 - Capital Stock (Details) [Line Items]
Common Stock, Shares, Issued	5,997,751				5,997,751	5,997,751
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	28.00%				26.00%	28.00%
Facility [Member]
Note 10 - Capital Stock (Details) [Line Items]
Deferred Offering Costs (in Dollars)	419,777					419,777
Common Stock [Member] | Roth Capital Partners, LLC [Member]
Note 10 - Capital Stock (Details) [Line Items]
Stock Issued During Period, Shares, Other					1,689,500
Stock Issued During Period, Value, Other (in Dollars)					$ 6,571,673
Common Stock [Member]
Note 10 - Capital Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			453,750